Financial income	12 Months Ended
Dec. 31, 2018
Financial income
Financial income

Note 8 - Financial income

Accounting policies

Financial income includes interest from trade receivables, as well as realized and unrealized exchange rate adjustments and fair value adjustments of securities.

Interest income is recognized in the income statement in accordance with the effective interest rate method.

DKK thousand	2018	2017	2016
Interest income from financial assets measured at amortized costs	4,263	2,048	592
Fair value adjustments of securities	0	74	0
Exchange rate adjustments	4,705	0	0
Dividend, securities	1,020	0	0
Total financial income	9,988	2,122	592